Note 4 - Summary of Significant Accounting Policies - Impacts of Adopting IFRS 15 (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Prepaid and other receivables	$ 101,539	$ 205,482
Total Assets	1,302,004	1,534,072	$ 7,176,192
Liabilities
Contract liabilities	217,259
Total Liabilities	743,410	980,318	731,158
Equity
Deficit	(25,040,050)	(24,850,199)
Total equity	558,594	553,754	6,445,033	$ 4,046,784
Total equity and liabilities	1,302,004	1,534,072
Revenue	1,940,182	2,776,768	3,195,221
Direct costs	271,020	225,618	385,384
Net Profit / (Loss) for the Year	(104,156)	(5,839,869)	434,319
Total Comprehensive Income (Loss)	(71,954)	$ (6,262,792)	$ 124,420
Increase (decrease) due to application of IFRS 15 [member]
Assets
Prepaid and other receivables	25,610
Total Assets	25,610
Liabilities
Contract liabilities	217,259
Total Liabilities	217,259
Equity
Deficit	(191,649)
Total equity	(191,649)
Total equity and liabilities	25,610
Revenue	(126,400)
Direct costs	(20,445)
Net Profit / (Loss) for the Year	105,955
Total Comprehensive Income (Loss)	105,955
IAS 18 [member]
Assets
Prepaid and other receivables	75,929
Total Assets	1,276,394
Liabilities
Contract liabilities
Total Liabilities	526,151
Equity
Deficit	(24,848,402)
Total equity	750,243
Total equity and liabilities	1,276,394
Revenue	2,066,582
Direct costs	291,465
Net Profit / (Loss) for the Year	1,799
Total Comprehensive Income (Loss)	$ 34,001